SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - Spring Valley Acquisition III	Dec. 31, 2025 USD ($)
Redeemable preferred shares
Cash	$ 500
Cash equivalents	$ 749,312